Average Annual Total Returns - Admiral - Vanguard High Dividend Yield Index Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) Since Inception	FTSE High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	1.14%	9.12%	Feb. 07, 2019	0.30%	8.22%	Feb. 07, 2019	1.15%	6.92%	Feb. 07, 2019	1.16%	9.17%	Feb. 07, 2019	20.79%	21.75%	Feb. 07, 2019